Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 30, 2005
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 10/13/2005





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
279,197
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers


Allied Waste            ComPar$.01 019589308   7,137    844,625      SH          DEFINED             844,625
Assurant                Com        04621X108   2,907     76,390      SH          DEFINED              76,390
Atlas America           Com        049167109     489     10,000      SH          SOLE                 10,000
Baker Michael Corp      Com        057149106   9,084    348,712      SH          DEFINED             348,712
Berkley, WR             Com        084423102   1,463     37,050      SH          SOLE                 37,050
Brush Engineered        Com        117421107   4,996    314,600      SH          DEFINED             314,600
Burlington Res Inc.     Com        122014103   3,586     44,095      SH          DEFINED              44,095
Celadon Group           Com        150838100     773     34,650      SH          DEFINED              34,650
Chesapeake Utilities    Com        165303108     254      7,230      SH          SOLE                  7,230
CIT Group               Com        125581108   2,758     61,037      SH          DEFINED              61,037
Columbia Bankcorp       Com        197227101     245      6,100      SH          SOLE                  6,100
EOG Res Inc.            Com        26875P101   5,372     71,720      SH          DEFINED              71,720
Emcor Group             Com        29084Q100   5,774     97,373      SH          DEFINED              97,373
Emerson Elec Co.        Com        291011104   2,451     34,140      SH          DEFINED              34,140
Energen Corp.           Com        29265N108   7,197    166,360      SH          DEFINED             166,360
Energy Partners         Com        29270U105   2,342     75,000      SH          DEFINED              75,000
FTI Consulting          Com        302941109   8,533    337,815      SH          DEFINED             337,815
First Potomac           Com        33610F109     494     19,225      SH          DEFINED              19,225
Griffon Corp.           Com        398433102   1,335     54,280      SH          DEFINED              54,280
John Hancock Bk      SHBENINT      409735107   1,149    122,280      SH          SOLE                122,280
KMG America Corp.       Com        482563103   6,026    753,225      SH          DEFINED             753,225
NGP Capital Resources   Com        62912R107     384     25,500      SH          SOLE                 25,500
Nabi Biopharmac         Com        629519109   4,437    338,725      SH          DEFINED             338,725
OceanFirst              Com        675234108     285     11,809      SH          SOLE                 11,809
PartnerRe Holdings      Com        G6852T105   6,166     96,269      SH          DEFINED              96,269
PFF Bancorp             Com        69331W104   1,638     54,118      SH          SOLE                 54,118
PPL Corporation         Com        69351T106   8,596    265,870      SH          DEFINED             265,870
Pentair                 Com        709631105     730     20,000      SH          SOLE                 20,000
Provident Bankshares    Com        743859100     911     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   4,874    459,393      SH          DEFINED             459,393
Rush Enterprises        CLA        781846209   5,433    355,562      SH          DEFINED             355,562
Rush Enterprises        CLB        781846308     902     60,072      SH          SOLE                 60,072
SCS Transn              Com        81111T102     443     28,200      SH          SOLE                 28,200
SunTrust Bks            Com        867914103   3,095     44,565      SH          DEFINED              44,565
Suncor Energy           Com        867229106  11,970    197,745      SH          DEFINED             197,745
US Homes Systems        Com        90335C100     317     55,594      SH          SOLE                 55,594
USI Hldgs               Com        90333H101   6,190    476,543      SH          DEFINED             476,543
United America          CLA        90933T109   7,993    437,008      SH          DEFINED             437,008
Urstadt Biddle Pptys    CLA        917286205     417     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   7,135    362,895      SH          DEFINED             362,895
Washington Mutual       Com        939322103   2,738     69,814      SH          DEFINED              69,814
Waste Industries        Com        941057101   2,460    184,991      SH          DEFINED             184,991
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,012  2,284,000      PRN         DEFINED           2,284,000
Amkor Tech         Note 5.75 6/0   031652AN0   8,194  8,623,000      PRN         DEFINED           8,623,000
Atmel Corp.        SDCV      5/2   049513AE4   4,520  9,520,000      PRN         DEFINED           9,520,000
BEA Systems        Note 4.0 12/1   073325AD4   4,512  4,560,000      PRN         DEFINED           4,560,000
Bisys Group        Note 4.0  3/1   055472AB0  13,363 13,397,000      PRN         DEFINED          13,397,000
Brocade Commun     Note 2.0  1/0   111621AB4   4,218  4,289,000      PRN         DEFINED           4,289,000
Brooks Auto        Note 4.75 6/0   11434AAB6  14,043 14,552,000      PRN         DEFINED          14,552,000
Ciena Corp.        Note 3.75 2/0   171779AA9   8,619  9,389,000      PRN         DEFINED           9,389,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   2,963  3,020,000      PRN         SOLE              3,020,000
E Trade Group      Note 6.0  2/0   269246AB0   7,188  7,093,000      PRN         DEFINED           7,093,000
Emulex Corp.       Note 0.25 12/1  292475AD2     472    494,000      PRN         DEFINED             494,000
Human Genome       Note 5.0  2/0   444903AF5   5,587  5,656,000      PRN         DEFINED           5,656,000
Human Genome       Note 3.75 3/1   444903AH1   2,085  2,110,000      PRN         DEFINED           2,110,000
King Pharmac.      DBCV 2.75 11/1  495582AG3   1,951  2,010,000      PRN         DEFINED           2,010,000
Mercury Interact   Note 4.75 7/0   589405AB5   9,641  9,606,000      PRN         DEFINED           9,606,000
Millennium Pharm   Note 5.5  1/1   599902AB9   5,236  5,298,000      PRN         DEFINED           5,298,000
Natural Microsys   Note 5.0 10/1   638882AA8   1,501  1,500,000      PRN         DEFINED           1,500,000
Nektar Ther        Note 5.0  2/0   457191AF1   3,501  3,510,000      PRN         DEFINED           3,510,000
Nektar Ther        Note 3.5 10/1   457191AH7   4,213  4,280,000      PRN         DEFINED           4,280,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,887 13,270,000      PRN         DEFINED          13,270,000
Sepracor           SDCV 5.0  2/1   817315AL8   5,810  5,800,000      PRN         DEFINED           5,800,000
Veeco Instrs       Note 4.125 12/2 922417AB6   4,226  4,500,000      PRN         DEFINED           4,500,000
Wind River System  Note 3.75 12/1  973149AE7     958    965,000      PRN         DEFINED             965,000